Financial Instruments - Other Price Risk (Details) € in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Financial Instruments
Effect on financial result, down	€ 2,293		€ 2,575
Effect on financial result, up	(2,095)		(2,574)
Other Price Risk
Financial Instruments
Notional amount	€ 4,641
Other Price Risk | Warrants Excluding Reorganization Warrants [Member]
Financial Instruments
Percentage of reasonably possible increase (decrease) in risk component	10.00%	10.00%
Effect on financial result, down	€ 21,507		(3,861)
Effect on financial result, up	21,324		3,432
Other Price Risk | Warrants [Member]
Financial Instruments
Associated liabilities that entity continues to recognise to extent of continuing involvement	€ 205,013		€ 26,267
Warrants outstanding | shares	233,711
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component | $		$ 65,472
Percentage of reasonably possible increase (decrease) in risk component			10.00%	10.00%
Effect on financial result, down	€ 285		€ (181)
Effect on financial result, up	€ 285			$ 181